Business Combinations-Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Aug. 31, 2011 Cyalume Specialty Products Inc [Member]	Dec. 22, 2011 Combat Training Solutions Inc [Member]	Jan. 01, 2010 Combat Training Solutions Inc [Member]	Dec. 31, 2012 Combat Training Solutions Inc [Member]	Dec. 31, 2011 Combat Training Solutions Inc [Member]	Jan. 01, 2010 Cyalume Specialty Products [Member]	Dec. 31, 2011 Cyalume Specialty Products [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	712,771					712,771	133,584	133,584			712,771
Increase in contingent consideration												$ 1,632,000
Restricted cash						750,000
Line of Credit Facility, Interest Rate at Period End	2.00%	2.00%
Contractual Accounts Receivable Gross						359,000	122,000
Accounts receivable, net							112,000
Goodwill expected tax deductible amount						700,000
Acquired entity revenue										0		1,933,000
Acquired entity net income										42,000		44,000
Contingent consideration, at fair value									2,067,000
Goodwill acquired as part of the acquisition										1,107,000
Business acquisition, change in fair value of contingent consideration									64,000
Business Combination Acquired Deferred Tax Liability							742,000
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, Low	0	0
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High	5,750,000	5,750,000
Payment of contingent consideration from the CTS acquisition					5,500,000
Percentage Of Cash Payment				40.00%
Business Combination Additional Contingent Payment									250,000
Loans Receivable, Fair Value Disclosure									112,000
Adjustment to goodwill acquired and deferred tax liability incurred in the acquisition of CTS due to the finalization of the fair value of the business combination		64,000	0						64,000
Business Combination Cumulative Gross Margin									6,000,000
Contractual Accounts Receivable Not To Be Collected									$ 10,000